Long-Term Debt (Details) - Schedule of Long-Term Debt - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Term Debt [Abstract]
Term Loan	$ 1,378	$ 1,673
Less current portion	(268)	(269)
Long-term debt less current portion	$ 1,110	$ 1,404